Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Thousands					12 Months Ended
	Mar. 31, 2025	Jun. 27, 2024	Jun. 23, 2023	Mar. 20, 2023	Dec. 31, 2024
Subsequent Events [Line Items]
Shares issued under sale agreement			126,000		444,216
Gross proceeds			$ 5		$ 509
Options exercise price				$ 1.82
Restricted Stock Units (RSUs) [Member]
Subsequent Events [Line Items]
Options to vest		1 year		3 years
Forecast [Member]
Subsequent Events [Line Items]
Options granted to employees	108,000
Options exercise price	$ 0.93
Options to vest	3 years
Options expiry term	10 years
Forecast [Member] | Restricted Stock Units (RSUs) [Member]
Subsequent Events [Line Items]
Options issued for services	355,512
Forecast [Member] | Consultants [Member]
Subsequent Events [Line Items]
Options to vest	1 year
Options expiry term	10 years
Options issued for services	20,000
Options exercise price	$ 0.93